Other current receivables - Schedule of other current receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Input VAT	€ 16,375	€ 23,395	€ 22,961
Payments & DCC receivables	3,873	4,340	20,312
Advances and deposits	2,286	2,591	2,877
Withholding taxes	2,818	2,265	2,415
Current Receivables, Other Miscellaneous Receivables	2,276	1,169	682
Other current receivables	31,237	33,760	49,247
Government grants	€ 3,609	€ 0	€ 0